Finance debt (Tables)	6 Months Ended
Jun. 30, 2018
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Balance by Type of Finance Debt
15.1.	Balance by type of finance debt

	06.30.2018	12.31.2017
In Brazil
Banking Market	10,126	12,672
Capital Market	3,122	3,649
Development banks	4,238	5,571
Others	37	38

Total	17,523	21,930

Abroad
Banking Market	27,440	31,265
Capital Market	42,165	51,912
Export Credit Agency	4,123	3,670
Others	265	269

Total	73,993	87,116

Total finance debt	91,516	109,046

Current	3,959	7,001
Non-current	87,557	102,045

Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities
15.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2016	Initial application of IFRS9	Additions (new funding obtained)	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Balance as of December 31, 2017
In Brazil	25,921	—	6,801	(10,641)	(2,286)	2,296	114	(275)	21,930
Abroad	92,205	—	18,788	(25,489)	(4,251)	4,851	1,057	(45)	87,116

	118,126	—	25,589	(36,130)	(6,537)	7,147	1,171	(320)	109,046

	Balance as of December 31, 2017	Initial application of IFRS9	Additions (new funding obtained)	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Balance as of June 30, 2018
In Brazil	21,930	65	2,071	(3,820)	(617)	732	(10)	(2,828)	17,523
Abroad	87,116	291	6,118	(19,572)	(2,393)	2,251	1,510	(1,328)	73,993

	109,046	356	8,189	(23,392)	(3,010)	2,983	1,500	(4,156)	91,516

Reconciliation to the Statement of Cash Flows
Purchase of property, plant and equipment on credit			(40)	—	—
Expenses with debt restructuring			—	(605)	—
Deposits linked to financing			—	21	(97)
Finance leases			—	11	—

Net cash used in financing activities			8,149	(23,965)	(3,107)

(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts and other related costs.

Summarized Information on Current and Non-Current Finance Debt
15.3.	Summarized information on current and non-current finance debt

Maturity in	2018	2019	2020	2021	2022	2023 and onwards	Total (**)	Fair value
Financing in U.S.Dollars (US$)(*):	1,856	1,269	3,409	5,734	8,635	47,469	68,372	78,628

Floating rate debt	786	1,204	3,344	3,214	7,037	16,333	31,918
Fixed rate debt	1,070	65	65	2,520	1,598	31,136	36,454
Average interest rate	5.0%	6.0%	6.0%	6.0%	5.9%	6.5%	6.2%
Financing in Brazilian Reais (R$):	659	1,252	2,803	2,194	3,894	6,416	17,218	15,172

Floating rate debt	415	906	2,545	1,940	3,567	5,041	14,414
Fixed rate debt	244	346	258	254	327	1,375	2,804
Average interest rate	6.4%	6.8%	7.1%	7.9%	7.7%	6.4%	6.9%
Financing in Euro (€):	19	51	223	330	698	2,205	3,525	4,402

Floating rate debt	1	—	177	—	—	—	178
Fixed rate debt	18	51	46	330	698	2,205	3,347
Average interest rate	4.3%	4.5%	4.6%	4.8%	4.9%	4.6%	4.6%
Financing in Pound Sterling (£):	56	24	—	—	—	2,267	2,347	2,366

Fixed rate debt	56	24	—	—	—	2,267	2,347
Average interest rate	6.3%	6.2%	—	—	—	6.3%	6.3%
Financing in other currencies:	54	—	—	—	—	—	54	55

Floating rate debt	48	—	—	—	—	—	48	—
Fixed rate debt	6	—	—	—	—	—	6
Average interest rate	1.9%	—	—	—	—	—	1.9%

Total as of June 30, 2018	2,644	2,596	6,435	8,258	13,227	58,357	91,516	100,623

Average interest rate	5.2%	6.1%	6.2%	6.2%	6.1%	6.4%	6.2%

Total as of December 31, 2017	7,001	6,476	9,641	12,745	18,014	55,169	109,046	116,621

Average interest rate	5.6%	5.9%	5.9%	5.9%	5.7%	6.4%	6.1%

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of June 30, 2018 is 9.11 years (8.62 years as of December 31, 2017).

Lines of Credit
15.5.	Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	CHINA EXIM	10/24/2016	5/23/2019	1,000	900	100
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	—	4,350
PGT BV	Credit Agricole Corporate	4/12/2018	6/20/2020	400	150	250

Total				5,750	1,050	4,700

In Brazil
PNBV	BNDES	9/3/2013	1/31/2019	2,562	722	1,840
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	519	—	519
Petrobras	Bradesco	6/1/2018	5/31/2023	519	—	519
Transpetro	BNDES	11/7/2008	8/12/2041	237	85	152
Transpetro	Banco do Brasil	7/9/2010	4/10/2038	20	10	10
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	85	—	85

Total				3,942	817	3,125